Note 28 - Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Reconciliation of site restoration provision	2022	2021

Balance January 1	3,294	3,567
Unwinding of discount	132	–
Change in estimate - adjustment capitalised in Property, plant and equipment	(468)	(408)
Acquisition - Maligreen	–	135
Balance December 31	2,958	3,294

Current	–	–
Non-current	2,958	3,294